Concentrations of Risk - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012 PrivateSectorInstitution PrivateSectorCompany Clients
Risks And Uncertainties [Abstract]
Net interest margin earned on FFELP Loans portfolio	$ 1,600,000,000
Maintenance fees earned on FFELP Loans	41,000,000
Number of guarantors as clients	15
Total collection revenue from guarantor clients	$ 264,000,000
Number of private sector companies collecting defaulted direct loans	22
Number of private sector institutions servicing DSLP	4